Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earning (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share	6,634,400	5,980,013
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	6,634,400	5,980,013
The loss used in calculation	$ (732)	$ (1,636)